SEGMENTED INFORMATION - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) item	Dec. 31, 2020 CAD ($)
Percentages of voting rights and equity in its major subsidiaries
Reduction in employee costs | $	$ 12.2	$ 49.6
Sports and Entertainment
Percentages of voting rights and equity in its major subsidiaries
Number of teams | item	2